Provision for Restructuring and Other Costs	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Provision for Restructuring and Other Costs
9.	Provision for restructuring and other costs

On June 6, 2019, the Company announced that it was reducing the size of its German workforce to more closely reflect the Company’s ongoing commercial activities in Frankfurt. AEZS Germany and its Works Council approved a restructuring that affected 8 employees that was completed by January 31, 2020.

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	German Restructuring: severance	Total
	$	$	$
Balance – January 1, 2020	396	330	726
Utilization of provision	(36)	(323)	(359)
Change in provision	11	—	11
Impact of foreign exchange rate changes	17	(7)	10
Balance – September 30, 2020	388	—	388
Less current portion	117	—	117
Non-current portion	271	—	271